Insurance Contracts (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of types of insurance contracts [abstract]
Summary of Deferred Acquisition Costs	Details of deferred acquisition costs included in other assets as of December 31, 2021 and 2022, are as follows:

	December 31, 2021		December 31, 2022
	(In millions of Korean won)
Non-life insurance	￦	1,230,375	￦	1,430,461
Life insurance		345,831		479,700

	￦	1,576,206	￦	1,910,161

Summary of Changes in the Deferred Acquisition Costs Included in Other Assets	38.1.2 Changes in deferred acquisition costs included in other assets for the years ended December 31, 2021 and 2022, are as follows:

	2021
	Beginning		Increase		Amortization		Ending
	(In millions of Korean won)
Non-life insurance	￦	965,683	￦	965,735	￦	(701,043)	￦	1,230,375
Life insurance		205,289		258,653		(118,111)		345,831

	￦	1,170,972	￦	1,224,388	￦	(819,154)	￦	1,576,206

	2022
	Beginning		Increase		Amortization		Ending
	(In millions of Korean won)
Non-life insurance	￦	1,230,375	￦	1,060,160	￦	(860,074)	￦	1,430,461
Life insurance		345,831		292,579		(158,710)		479,700

	￦	1,576,206	￦	1,352,739	￦	(1,018,784)	￦	1,910,161

Summary of Reinsurance Assets Included in Other Assets	Details of reinsurance assets included in other assets as of December 31, 2021 and 2022, are as follows:

		December 31, 2021		December 31, 2022
		(In millions of Korean won)
Non-life insurance	Reserve for outstanding claims:
	General insurance	￦	879,936	￦	869,492
	Automobile insurance		16,989		15,136
	Long-term insurance		178,531		187,619
	Unearned premium reserve:
	General insurance		262,020		262,817
	Automobile insurance		5,575		1,078

			1,343,051		1,336,142

Life insurance	Reserve for outstanding claims		2,169		2,300
	Unearned premium reserve		985		950

			3,154		3,250

Others	Reserve for outstanding claims		2,103		2,462
	Unearned premium reserve		620		587

			2,723		3,049

Total reinsurance assets			1,348,928		1,342,441
Less: Allowances for impairment losses			(436)		(4,054)

		￦	1,348,492	￦	1,338,387

Summary of Changes in Reinsurance Assets Included in Other Assets	Changes in reinsurance assets included in other assets for the years ended December 31, 2021 and 2022, are as follows:

		2021
		Beginning		Net increase (decrease)		Ending
		(In millions of Korean won)
Non-life insurance	Reserve for outstanding claims:
	General insurance	￦	732,579	￦	147,357	￦	879,936
	Automobile insurance		14,916		2,073		16,989
	Long-term insurance		156,234		22,297		178,531
	Unearned premium reserve:
	General insurance		285,634		(23,614)		262,020
	Automobile insurance		10,870		(5,295)		5,575

			1,200,233		142,818		1,343,051

Life insurance	Reserve for outstanding claims		2,081		88		2,169
	Unearned premium reserve		951		34		985

			3,032		122		3,154

Others	Reserve for outstanding claims		2,427		(324)		2,103
	Unearned premium reserve		895		(275)		620

			3,322		(599)		2,723

Total reinsurance assets			1,206,587		142,341		1,348,928
Less: Allowances for impairment losses			(879)		443		(436)

		￦	1,205,708	￦	142,784	￦	1,348,492

		2022
		Beginning		Net increase (decrease)		Ending
		(In millions of Korean won)
Non-life insurance	Reserve for outstanding claims:
	General insurance	￦	879,936	￦	(10,444)	￦	869,492
	Automobile insurance		16,989		(1,853)		15,136
	Long-term insurance		178,531		9,088		187,619
	Unearned premium reserve:
	General insurance		262,020		797		262,817
	Automobile insurance		5,575		(4,497)		1,078

			1,343,051		(6,909)		1,336,142

Life insurance	Reserve for outstanding claims		2,169		131		2,300
	Unearned premium reserve		985		(35)		950

			3,154		96		3,250

Others	Reserve for outstanding claims		2,103		359		2,462
	Unearned premium reserve		620		(33)		587

			2,723		326		3,049

Total reinsurance assets			1,348,928		(6,487)		1,342,441
Less: Allowances for impairment losses			(436)		(3,618)		(4,054)

		￦	1,348,492	￦	(10,105)	￦	1,338,387

Summary of Insurance Liabilities	Details of insurance liabilities by insurance type as of December 31, 2021 and 2022, are as follows:

	December 31, 2021
	Non-life insurance		Life insurance		Others		Total
	(In millions of Korean won)
Premium reserve*	￦	26,086,004	￦	24,363,509	￦	—	￦	50,449,513
Reserve for outstanding claims		3,378,427		259,848		2,102		3,640,377
Unearned premium reserve		1,909,327		9,358		622		1,919,307
Reserve for dividend to policyholders		122,025		40,960		—		162,985
Reserve for distribution of earnings to policyholders		63,093		4,857		—		67,950
Reserve for loss compensation on participating insurance		24,790		6,108		—		30,898
Guarantee reserve		—		894,906		—		894,906

	￦	31,583,666	￦	25,579,546	￦	2,724	￦	57,165,936

	December 31, 2022
	Non-life insurance		Life insurance		Others		Total
	(In millions of Korean won)
Premium reserve*	￦	26,765,973	￦	24,613,169	￦	—	￦	51,379,142
Reserve for outstanding claims		3,531,159		225,226		2,460		3,758,845
Unearned premium reserve		2,038,077		7,112		588		2,045,777
Reserve for dividend to policyholders		132,076		39,233		—		171,309
Reserve for distribution of earnings to policyholders		63,821		3,866		—		67,687
Reserve for loss compensation on participating insurance		24,070		5,392		—		29,462
Guarantee reserve		—		778,081		—		778,081

	￦	32,555,176	￦	25,672,079	￦	3,048	￦	58,230,303

*	Includes negative VOBA amounting to ￦ 2,390,985 million and ￦ 2,111,541 million as of December 31, 2021 and 2022, respectively.

Summary of Changes in Insurance Liabilities	Changes in insurance liabilities for the years ended December 31, 2021 and 2022, are as follows:

		2021
		Beginning		Net increase (decrease) 1		Ending
		(In millions of Korean won)
Non-life insurance	General insurance	￦	1,568,741	￦	222,543	￦	1,791,284
	Automobile insurance		1,897,872		127,693		2,025,565
	Long-term insurance		26,362,479		1,373,257		27,735,736
	Long-term investment contract		106,853		(75,772)		31,081
Life insurance	Pure endowment insurance		7,570,349		436,999		8,007,348
	Death insurance		15,706,051		810,366		16,516,417
	Endowment insurance		1,188,299		(142,962)		1,045,337
	Group insurance and others 2		11,330		(885)		10,445
Others			3,322		(599)		2,723

		￦	54,415,296	￦	2,750,640	￦	57,165,936

		2022
		Beginning		Net increase (decrease) 1		Ending
		(In millions of Korean won)
Non-life insurance	General insurance	￦	1,791,284	￦	68,690	￦	1,859,974
	Automobile insurance		2,025,565		145,331		2,170,896
	Long-term insurance		27,735,736		778,634		28,514,370
	Long-term investment contract		31,081		(21,147)		9,934
Life insurance	Pure endowment insurance		8,007,348		(840,495)		7,166,853
	Death insurance		16,516,417		816,485		17,332,902
	Endowment insurance		1,045,337		118,328		1,163,665
	Group insurance and others 2		10,445		(1,785)		8,660
Others			2,723		326		3,049

		￦	57,165,936	￦	1,064,367	￦	58,230,303

1	Includes exchange differences effect and decrease in liabilities related to investment contracts.
2	Includes reserve for distribution of earnings to policyholders and reserve for loss compensation on participating insurance.

Summary of Assumptions and Basis for the Insurance Liability Adequacy Test
According to the revision of the Detailed Regulations on Supervision of Insurance Business, the criteria for the insurance liability adequacy test were changed, and the Group accounted for the change as a change in accounting policy because it provided reliable and more relevant information about current estimates of future cash flows. This change in accounting policy has no effect on the consolidated financial statements, but comparative notes have been restated.
KB Insurance Co., Ltd.
Assumptions and calculation basis for the insurance liability adequacy test of KB Insurance Co., Ltd. as of December 31, 2021 and 2022, are as follows:

	Assumptions (%)		Calculation basis
	December 31, 2021	December 31, 2022
Long-term insurance
Discount rate	-3.39 ~ 19.54	-2.84 ~ 21.14	Calculated by applying an interest rate scenario which is a risk-free rate scenario adjusted by liquidity premium presented by director of the Financial Supervisory Service
Expense ratio	6.25	5.93	Calculated using future expense plan based on the recent one-year experience statistics
Lapse ratio	1.49 ~ 35.98	1.37 ~ 32.92	Calculated based on the recent five-year experience statistics
Risk ratio	7.4 ~ 1,143.8	8.2 ~ 1,214.3	Calculated by ratio of insurance claim payments to risk premiums based on the recent seven-year experience statistics
General insurance
Lapse ratio	0.9	0.86	Ratio of surrender value to direct insurance premiums by type of contracts for the preceding five years

	Assumptions (%)		Calculation basis
	December 31, 2021	December 31, 2022
Sales cost ratio	6.3	6.31	Ratio of sales cost to direct insurance premiums by type of contracts for the preceding year (applicable only to unpaid premiums)
Maintenance cost ratio	10.5	9.12	Ratio of maintenance cost to earned premiums by type of contracts for the preceding year
Claim survey cost ratio	4.7	4.54	Ratio of claim survey cost to insurance claim payments by type of contracts for the preceding three years
Loss ratio	78.5	82.27	Ratio of final loss incurred to earned premiums by type of contracts for the preceding five years
Automobile insurance
Lapse ratio	4.7	4.7	Ratio of surrender value to direct insurance premiums by type of contracts for the preceding five years
Sales cost ratio	7.6	7.5	Ratio of sales cost to direct insurance premiums by type of contracts for the preceding year (applicable only to unpaid premiums)
Maintenance cost ratio	8.8	8.5	Ratio of maintenance cost to earned premiums by type of collaterals for the preceding year
Claim survey cost ratio	8.1	8.1	Ratio of claim survey cost to insurance claim payments by type of collaterals for the preceding three years
Loss ratio	78.2	77.6	Ratio of final loss incurred to earned premiums by type of collaterals for the preceding five years
KB Life Insurance Co., Ltd.
Assumptions and calculation basis for the insurance liability adequacy test of KB Life Insurance Co., Ltd. as of December 31, 2021 and 2022, are as f
ollows:

Assumptions (%)
	December 31, 2021	December 31, 2022	Calculation basis
Lapse ratio	0 ~ 65.57	0 ~ 78.60	Ratio of canceled premiums to premiums by product group, method of payment, channel, and elapsed period, based on the recent five-year experience statistics

Loss ratio	22 ~ 162	20 ~ 162	Ratio of number of accidents to the number of holding contracts, by collateral, gender, and elapsed period, based on the recent seven-year experience statistics

Discount rate	-3.39 ~ 19.54	-2.84 ~ 21.14	Estimated investment yield based on the interest rate scenario provided by the Financial Supervisory Service adjusted by risk spread
KB Life Insurance Co., Ltd.(former Prudential Life Insurance Company of Korea Ltd.)
Assumptions and calculation basis for the insurance liability adequacy test of KB Life Insurance Co., Ltd.(former Prudential Life Insurance Company of Korea Ltd.) as of December 31, 2021 and 2022, are as follows:

Assumptions (%)
	December 31, 2021	December 31, 2022	Calculation basis
Discount rate	-3.39 ~ 19.54	-2.84 ~ 21.14	Calculated by applying an interest rate scenario which is a risk-free rate scenario adjusted by liquidity premium presented by the Financial Supervisory Service

Lapse ratio	1 ~ 26	1.3 ~ 25	Calculated based on the amount of insurance coverage by elapsed period based on the recent five-year experience statistics

Risk ratio	28 ~ 545	21 ~ 982	Calculated by ratio of insurance claim payments to risk premiums by elapsed period based on the recent five-year experience statistics

Summary of Results of the Insurance Liability Adequacy Test
Results of the insurance liability adequacy test of KB Insurance Co., Ltd. as of December 31, 2021 and 2022, are as follows:

	December 31, 2021
	Recognized liabilities*		Estimated adequate liabilities		Surplus (shortfall)
	(In millions of Korean won)
General insurance	￦	465,812	￦	437,555	￦	28,257
Automobile insurance		1,401,462		1,322,026		79,436
Long-term insurance		21,812,939		14,277,162		7,535,777

	￦	23,680,213	￦	16,036,743	￦	7,643,470

	December 31, 2022
	Recognized liabilities*		Estimated adequate liabilities		Surplus (shortfall)
	(In millions of Korean won)
General insurance	￦	570,608	￦	537,204	￦	33,404
Automobile insurance		1,491,245		1,395,407		95,838
Long-term insurance		22,309,067		8,538,565		13,770,502

		￦24,370,920	￦	10,471,176	￦	13,899,744

*
In the case of
long-term
insurance, premium reserve and unearned premium reserve are recognized; the premium reserve is the amount of subtracting deferred acquisition costs and insurance contract loans from the net insurance premium reserve in accordance with Article
6-3
of the Regulations on Supervision of Insurance Business.

The insurance liability adequacy test of KB Life Insurance Co., Ltd. is performed by contract type such as interest rate type and dividend type. Results of the insurance liability adequacy test as of December 31, 2021 and 2022, are as follows:

		December 31, 2021
		Recognized liabilities		Estimated adequate liabilities		Surplus (shortfall)
		(In millions of Korean won)
Fixed interest type	Participating	￦	30,828	￦	51,443	￦	(20,615)
	Non-participating		664,569		5,876		658,693
Variable interest type	Participating		896,754		913,067		(16,313)
	Non-participating		5,754,214		5,263,775		490,439
Variable type			(7,822)		(101,418)		93,596

		￦	7,338,543	￦	6,132,743	￦	1,205,800

		December 31, 2022
		Recognized liabilities		Estimated adequate liabilities		Surplus (shortfall)
		(In millions of Korean won)
Fixed interest type	Participating	￦	30,720	￦	43,889	￦	(13,169)
	Non-participating		1,238,004		(6,488)		1,244,492
Variable interest type	Participating		814,350		817,087		(2,737)
	Non-participating		4,826,517		4,219,110		607,407
Variable type			(45,907)		(103,354)		57,447

		￦	6,863,684	￦	4,970,244	￦	1,893,440

As a result of the liability adequacy test, the Group did not set additional reserve as it shows net surplus. As such, there was no amount recorded as a result of the liability adequacy test as of December 31, 2022.
The insurance liability adequacy test of KB Life Insurance Co., Ltd.(former Prudential Life Insurance Company of Korea Ltd.) is performed by contract type such as interest rate type and dividend type. Results of the insurance liability adequacy test as of December 31, 2021 and 2022, are as follows:

		Surplus (shortfall)
		December 31, 2021		December 31, 2022
		(In millions of Korean won)
Fixed interest type	Participating	￦	(7,687)	￦	1,177
	Non-participating		787,200		4,484,049
Variable interest type	Non-participating		128,963		185,675
Variable type			1,278,620		1,265,066

		￦	2,187,096	￦	5,935,967

As a result of the liability adequacy test, the Group did not set additional reserve as it shows net surplus. As such, there was no amount recorded as a result of the liability adequacy test as of December 31, 2022.

Summary of Insurance Income and Expenses
Details of insurance income and insurance expenses for the years ended December 31, 2020, 2021 and 2022, are as follows:

		2020		2021		2022
		(In millions of Korean won)
Insurance income	Premium income	￦	12,872,727	￦	14,684,383	￦	15,765,939
	Reinsurance income		823,500		990,437		1,029,943
	Reversal of policy reserve		85		599		—
	Separate account income		216,485		286,967		331,281
	Income from changes in reinsurance assets		467,729		135,159		—
	Other insurance income		6,114		10,313		9,679

			14,386,640		16,107,858		17,136,842

Insurance expenses	Insurance claims paid		5,264,829		5,777,899		6,325,021
	Dividend expenses		11,661		14,038		15,370
	Refunds of surrender value		3,286,150		4,032,209		5,556,410
	Reinsurance expenses		1,127,304		1,163,056		1,268,711
	Provision for policy reserve		2,709,903		2,761,735		1,046,300
	Separate account expenses		113,703		112,180		264,517
	Administration expenses		563,085		644,947		715,317
	Amortization of deferred acquisition costs		767,633		819,154		1,018,784
	Expenses from changes in reinsurance assets		163		—		—
	Claim survey expenses paid		58,873		60,234		73,803
	Other insurance expenses		183,343		165,695		156,096

			14,086,647		15,551,147		16,440,329

Net insurance income		￦	299,993	￦	556,711	￦	696,513

Summary of Exposure to Insurance Price Risk
The Group’s exposure to insurance price risk as of December 31, 2021 and 2022, as follows:

	December 31, 2021
	Direct risk premium		Assumed risk reinsurance premium		Ceded risk reinsurance premium		Total
	(In millions of Korean won)
General	￦	1,161,427	￦	93,191	￦	(630,231)	￦	624,387
Automobile		2,538,277		—		(13,683)		2,524,594
Long-term		3,128,821		—		(462,261)		2,666,560

	￦	6,828,525	￦	93,191	￦	(1,106,175)	￦	5,815,541

	December 31, 2022
	Direct risk premium		Assumed risk reinsurance premium		Ceded risk reinsurance premium		Total
	(In millions of Korean won)
General	￦	1,287,819	￦	121,296	￦	(698,981)	￦	710,134
Automobile		2,684,544		—		(4,788)		2,679,756
Long-term		3,495,031		—		(494,563)		3,000,468

	￦	7,467,394	￦	121,296	￦	(1,198,332)	￦	6,390,358

Summary of Loss Development Tables for Non-Life Insurance	Claims development tables
The Group verifies and evaluates the adequacy of reserve for outstanding claims for general, automobile, and long-term insurance with two or more methods, including paid loss development trend and incurred loss development trend. If the individually estimated claims are insufficient, the Group recognizes additional reserves. Claims development tables as of December 31, 2021 and 2022, are as follows:
<2021>
General Insurance

	Development year
Accident year	After 1 year		After 2 years		After 3 years		After 4 years		After 5 years
	(In millions of Korean won)
Estimate of gross ultimate claims (A)
2017.1.1 ~ 2017.12.31	￦	169,234	￦	201,406	￦	205,075	￦	206,856	￦	207,252
2018.1.1 ~ 2018.12.31		200,968		241,471		246,499		250,083		—
2019.1.1 ~ 2019.12.31		219,419		263,105		267,687		—		—
2020.1.1 ~ 2020.12.31		232,622		273,531		—		—		—
2021.1.1 ~ 2021.12.31		290,480		—		—		—		—

		1,112,723		979,513		719,261		456,939		207,252

Gross cumulative claim payments (B)
2017.1.1 ~ 2017.12.31		133,254		185,107		194,511		199,926		202,548
2018.1.1 ~ 2018.12.31		153,770		217,955		235,900		240,171		—
2019.1.1 ~ 2019.12.31		185,645		246,397		258,465		—		—
2020.1.1 ~ 2020.12.31		167,129		244,074		—		—		—
2021.1.1 ~ 2021.12.31		236,265		—		—		—		—

		876,063		893,533		688,876		440,097		202,548

Difference (A-B)	￦	236,660	￦	85,980	￦	30,385	￦	16,842	￦	4,704

Automobile Insurance

	Development year
Accident year	After 1 year		After 2 years		After 3 years		After 4 years		After 5 years		After 6 years		After 7 years
	(In millions of Korean won)
Estimate of gross ultimate claims (A)
2015.1.1 ~ 2015.12.31	￦	1,227,107	￦	1,245,781	￦	1,256,059	￦	1,263,044	￦	1,267,142	￦	1,271,000	￦	1,282,673
2016.1.1 ~ 2016.12.31		1,276,939		1,281,381		1,287,728		1,294,735		1,299,964		1,309,221		—
2017.1.1 ~ 2017.12.31		1,342,998		1,348,828		1,358,867		1,368,016		1,371,619		—		—
2018.1.1 ~ 2018.12.31		1,468,784		1,471,807		1,481,509		1,488,890		—		—		—
2019.1.1 ~ 2019.12.31		1,591,793		1,620,609		1,635,704		—		—		—		—
2020.1.1 ~ 2020.12.31		1,624,341		1,632,626		—		—		—		—		—
2021.1.1 ~ 2021.12.31		1,750,508		—		—		—		—		—		—

		10,282,470		8,601,032		7,019,867		5,414,685		3,938,725		2,580,221		1,282,673

Gross cumulative claim payments (B)
2015.1.1 ~ 2015.12.31		1,020,975		1,198,240		1,228,357		1,245,780		1,254,186		1,261,995		1,264,247
2016.1.1 ~ 2016.12.31		1,052,830		1,235,656		1,264,651		1,282,346		1,288,754		1,291,380		—
2017.1.1 ~ 2017.12.31		1,104,158		1,306,235		1,335,962		1,350,174		1,357,903		—		—
2018.1.1 ~ 2018.12.31		1,224,820		1,428,973		1,456,532		1,471,379		—		—		—
2019.1.1 ~ 2019.12.31		1,332,849		1,570,194		1,598,956		—		—		—		—
2020.1.1 ~ 2020.12.31		1,353,799		1,570,730		—		—		—		—		—
2021.1.1 ~ 2021.12.31		1,445,877		—		—		—		—		—		—

		8,535,308		8,310,028		6,884,458		5,349,679		3,900,843		2,553,375		1,264,247

Difference (A-B)	￦	1,747,162	￦	291,004	￦	135,409	￦	65,006	￦	37,882	￦	26,846	￦	18,426

Long-term Insurance

	Development year
Accident year	After 1 year		After 2 years		After 3 years		After 4 years		After 5 years		After 6 years		After 7 years
	(In millions of Korean won)
Estimate of gross ultimate claims (A)
2015.1.1 ~ 2015.12.31	￦	885,476	￦	1,219,394	￦	1,256,051	￦	1,266,881	￦	1,270,967	￦	1,273,615	￦	1,275,520
2016.1.1 ~ 2016.12.31		1,064,744		1,437,574		1,485,839		1,500,403		1,506,889		1,510,197		—
2017.1.1 ~ 2017.12.31		1,184,224		1,614,903		1,670,929		1,689,768		1,695,477		—		—
2018.1.1 ~ 2018.12.31		1,372,706		1,881,046		1,941,497		1,965,983		—		—		—
2019.1.1 ~ 2019.12.31		1,626,481		2,229,830		2,297,861		—		—		—		—
2020.1.1 ~ 2020.12.31		1,818,316		2,442,633		—		—		—		—		—
2021.1.1 ~ 2021.12.31		2,124,582		—		—		—		—		—		—

		10,076,529		10,825,380		8,652,177		6,423,035		4,473,333		2,783,812		1,275,520

Gross cumulative claim payments (B)
2015.1.1 ~ 2015.12.31		836,472		1,205,130		1,248,475		1,262,528		1,269,557		1,272,648		1,274,908
2016.1.1 ~ 2016.12.31		1,017,243		1,424,948		1,477,415		1,496,556		1,503,841		1,507,284		—
2017.1.1 ~ 2017.12.31		1,130,868		1,599,227		1,662,978		1,683,997		1,692,323		—		—
2018.1.1 ~ 2018.12.31		1,319,613		1,868,434		1,933,543		1,958,256		—		—		—
2019.1.1 ~ 2019.12.31		1,574,696		2,211,717		2,288,023		—		—		—		—
2020.1.1 ~ 2020.12.31		1,749,647		2,426,351		—		—		—		—		—
2021.1.1 ~ 2021.12.31		2,057,154		—		—		—		—		—		—

		9,685,693		10,735,807		8,610,434		6,401,337		4,465,721		2,779,932		1,274,908

Difference (A-B)	￦	390,836	￦	89,573	￦	41,743	￦	21,698	￦	7,612	￦	3,880	￦	612

<2022>
General Insurance

	Development year
Accident year	After 1 year		After 2 years		After 3 years		After 4 years		After 5 years
	(In millions of Korean won)
Estimate of gross ultimate claims (A)
2018.1.1 ~ 2018.12.31	￦	200,968	￦	241,474	￦	246,871	￦	250,935	￦	251,815
2019.1.1 ~ 2019.12.31		220,043		266,489		270,815		271,047		—
2020.1.1 ~ 2020.12.31		235,365		274,260		277,957		—		—
2021.1.1 ~ 2021.12.31		296,348		347,715		—		—		—
2022.1.1 ~ 2022.12.31		336,344		—		—		—		—

		1,289,068		1,129,938		795,643		521,982		251,815

Gross cumulative claim payments (B)
2018.1.1 ~ 2018.12.31		153,770		217,955		235,900		240,518		245,732
2019.1.1 ~ 2019.12.31		185,645		247,945		260,774		264,952		—
2020.1.1 ~ 2020.12.31		169,859		246,805		257,784		—		—
2021.1.1 ~ 2021.12.31		237,065		317,089		—		—		—
2022.1.1 ~ 2022.12.31		240,982		—		—		—		—

		987,321		1,029,794		754,458		505,470		245,732

Difference (A-B)	￦	301,747	￦	100,144	￦	41,185	￦	16,512	￦	6,083

Automobile Insurance

	Development year
Accident year	After 1 year		After 2 years		After 3 years		After 4 years		After 5 years		After 6 years		After 7 years
	(In millions of Korean won)
Estimate of gross ultimate claims (A)
2016.1.1 ~ 2016.12.31	￦	1,276,939	￦	1,281,381	￦	1,287,728	￦	1,294,735	￦	1,299,964	￦	1,309,221	￦	1,316,456
2017.1.1 ~ 2017.12.31		1,342,998		1,348,828		1,358,867		1,368,016		1,371,619		1,377,499		—
2018.1.1 ~ 2018.12.31		1,468,784		1,471,807		1,481,509		1,488,890		1,498,384		—		—
2019.1.1 ~ 2019.12.31		1,591,793		1,620,609		1,635,704		1,649,928		—		—		—
2020.1.1 ~ 2020.12.31		1,624,341		1,632,626		1,639,325		—		—		—		—
2021.1.1 ~ 2021.12.31		1,750,508		1,757,801		—		—		—		—		—
2022.1.1 ~ 2022.12.31		1,858,395		—		—		—		—		—		—

		10,913,758		9,113,052		7,403,133		5,801,569		4,169,967		2,686,720		1,316,456

Gross cumulative claim payments (B)
2016.1.1 ~ 2016.12.31		1,052,830		1,235,655		1,264,651		1,282,346		1,288,754		1,291,380		1,293,473
2017.1.1 ~ 2017.12.31		1,104,158		1,306,235		1,335,962		1,350,174		1,357,903		1,361,232		—
2018.1.1 ~ 2018.12.31		1,224,820		1,428,973		1,456,532		1,471,379		1,476,781		—		—
2019.1.1 ~ 2019.12.31		1,332,849		1,570,194		1,598,956		1,614,015		—		—		—
2020.1.1 ~ 2020.12.31		1,353,799		1,570,730		1,595,586		—		—		—		—
2021.1.1 ~ 2021.12.31		1,445,877		1,684,092		—		—		—		—		—
2022.1.1 ~ 2022.12.31		1,516,007		—		—		—		—		—		—

		9,030,340		8,795,879		7,251,687		5,717,914		4,123,438		2,652,612		1,293,473

Difference (A-B)	￦	1,883,418	￦	317,173	￦	151,446	￦	83,655	￦	46,529	￦	34,108	￦	22,983

Long-term Insurance

	Development year
Accident year	After 1 year		After 2 years		After 3 years		After 4 years		After 5 years		After 6 years		After 7 years
	(In millions of Korean won)
Estimate of gross ultimate claims (A)
2016.1.1 ~ 2016.12.31	￦	1,064,743	￦	1,437,574	￦	1,485,839	￦	1,500,403	￦	1,506,889	￦	1,510,197	￦	1,511,728
2017.1.1 ~ 2017.12.31		1,184,224		1,614,904		1,670,929		1,689,768		1,695,477		1,698,804		—
2018.1.1 ~ 2018.12.31		1,372,706		1,881,046		1,941,497		1,965,983		1,972,727		—		—
2019.1.1 ~ 2019.12.31		1,626,481		2,229,830		2,297,861		2,324,246		—		—		—
2020.1.1 ~ 2020.12.31		1,818,316		2,442,633		2,514,577		—		—		—		—
2021.1.1 ~ 2021.12.31		2,124,582		2,841,110		—		—		—		—		—
2022.1.1 ~ 2022.12.31		2,277,455		—		—		—		—		—		—

		11,468,507		12,447,097		9,910,703		7,480,400		5,175,093		3,209,001		1,511,728

Gross cumulative claim payments (B)
2016.1.1 ~ 2016.12.31		1,017,244		1,424,948		1,477,414		1,496,556		1,503,841		1,507,284		1,509,334
2017.1.1 ~ 2017.12.31		1,130,868		1,599,227		1,662,978		1,683,997		1,692,323		1,696,284		—
2018.1.1 ~ 2018.12.31		1,319,613		1,868,434		1,933,543		1,958,256		1,967,097		—		—
2019.1.1 ~ 2019.12.31		1,574,696		2,211,717		2,288,023		2,316,190		—		—		—
2020.1.1 ~ 2020.12.31		1,749,647		2,426,351		2,503,496		—		—		—		—
2021.1.1 ~ 2021.12.31		2,057,154		2,818,484		—		—		—		—		—
2022.1.1 ~ 2022.12.31		2,168,671		—		—		—		—		—		—

		11,017,893		12,349,161		9,865,454		7,454,999		5,163,261		3,203,568		1,509,334

Difference (A-B)	￦	450,614	￦	97,936	￦	45,249	￦	25,401	￦	11,832	￦	5,433	￦	2,394

Summary of Sensitivity to Insurance Risk	Sensitivity analysis of insurance risk
The Group manages insurance risk by performing sensitivity analysis based on lapse ratio, loss ratio, expense ratio, discount rate, and others which are considered to have significant influence on future cash flow, timing, and uncertainty. Sensitivity analysis of insurance liabilities was conducted only in the unfavorable direction where additional insurance liabilities could be reserved as the surplus was sufficient as a result of the insurance liability adequacy test.

	December 31, 2021
	Assumption change		Effect on
			Base amount of LAT		Insurance liabilities		Profit before tax		Equity
	(In millions of Korean won)
Lapse ratio	+10%		￦	337,969	￦	—	￦	—	￦	—
Loss ratio	+10%			6,065,429		—		—		—
Expense ratio	+10%			503,132		—		—		—
Discount rate	-0.5	%p		1,985,421		—		—		—

	December 31, 2022
	Assumption change		Effect on
			Base amount of LAT		Insurance liabilities		Profit before tax		Equity
	(In millions of Korean won)
Lapse ratio	+10%		￦	495,870	￦	—	￦	—	￦	—
Loss ratio	+10%			5,745,896		—		—		—
Expense ratio	+10%			413,073		—		—		—
Discount rate	-0.5	%p		1,084,314		—		—		—
38.7.7 Sensitivity analysis of insurance risk
The Group manages insurance risk by performing sensitivity analysis based on lapse ratio, claim ratio, expense ratio, discount rate, and others which are considered to have significant influence on future cash flow, timing, and uncertainty. Sensitivity analysis of insurance liabilities was conducted only in the unfavorable direction where additional insurance liabilities could be reserved as the surplus was sufficient as a result of the insurance liability adequacy test.

	December 31, 2021
	Assumption change		Effect on
			Base amount of LAT		Insurance liabilities		Profit before tax		Equity
			(In millions of Korean won)
Lapse ratio	+10%		￦	114,427	￦	—	￦	—	￦	—
Claim ratio	+10%			571,446		—		—		—
Expense ratio	+10%			157,924		—		—		—
Discount rate	-0.5	%p		1,563,571		—		—		—

	December 31, 2022
	Assumption change		Effect on
			Base amount of LAT		Insurance liabilities		Profit before tax		Equity
			(In millions of Korean won)
Lapse ratio	+10%		￦	212,126	￦	—	￦	—	￦	—
Claim ratio	+10%			468,779		—		—		—
Expense ratio	+10%			125,063		—		—		—
Discount rate	-0.5	%p		1,106,606		—		—		—
38.6.6 Sensitivity analysis of insurance risk
The Group manages insurance risk by performing sensitivity analysis based on lapse ratio, claim ratio, expense ratio, discount rate, and others which are considered to have significant influence on future cash flow, timing, and uncertainty. Sensitivity analysis of insurance liabilities was conducted only in the unfavorable direction where additional insurance liabilities could be reserved as the surplus was sufficient as a result of the insurance liability adequacy test.

	December 31, 2021
	Assumption change		Effect on
			Base amount of LAT		Insurance liabilities		Profit before tax		Equity
			(In millions of Korean won)
Lapse ratio	+10%		￦	82,811	￦	—	￦	—	￦	—
Claim ratio	+10%			50,899		—		—		—
Expense ratio	+10%			53,511		—		—		—
Discount rate	-0.5	%p		482,638		—		—		—

	December 31, 2022
	Assumption change		Effect on
			Base amount of LAT		Insurance liabilities		Profit before tax		Equity
			(In millions of Korean won)
Lapse ratio	+10%		￦	121,800	￦	—	￦	—	￦	—
Claim ratio	+10%			60,023		—		—		—
Expense ratio	+10%			49,380		—		—		—
Discount rate	-0.5	%p		417,625		—		—		—

Summary of Maturity Structure of Premium Reserve Related to Liquidity Risk
Maturity structure of premium reserve as of December 31, 2021 and 2022, as follows:

	December 31, 2021 *
	Up to 1 year		1~5 years		5~10 years		10~20 years		Over 20 years		Total
	(In millions of Korean won)
Long-term insurance non-participating:
Fixed interest type	￦	121,988	￦	64,730	￦	77,880	￦	59,042	￦	324,259	￦	647,899
Variable interest type		959,348		1,958,267		1,536,690		919,726		16,123,312		21,497,343

		1,081,336		2,022,997		1,614,570		978,768		16,447,571		22,145,242

Annuity:
Fixed interest type		—		820		2,134		3,813		532		7,299
Variable interest type		252		103,419		407,556		1,324,916		2,121,076		3,957,219

		252		104,239		409,690		1,328,729		2,121,608		3,964,518

Total:
Fixed interest type		121,988		65,550		80,014		62,855		324,791		655,198
Variable interest type		959,600		2,061,686		1,944,246		2,244,642		18,244,388		25,454,562

	￦	1,081,588	￦	2,127,236	￦	2,024,260	￦	2,307,497	￦	18,569,179	￦	26,109,760

	December 31, 2022 *
	Up to 1 year		1~5 years		5~10 years		10~20 years		Over 20 years		Total
	(In millions of Korean won)
Long-term insurance non-participating:
Fixed interest type	￦	22,436	￦	90,447	￦	26,234	￦	65,721	￦	575,938	￦	780,776
Variable interest type		480,248		2,178,620		924,254		991,874		17,517,632		22,092,628

		502,684		2,269,067		950,488		1,057,595		18,093,570		22,873,404

Annuity:
Fixed interest type		39		992		1,935		3,700		398		7,064
Variable interest type		296		114,980		416,820		1,325,911		2,050,230		3,908,237

		335		115,972		418,755		1,329,611		2,050,628		3,915,301

Total:
Fixed interest type		22,475		91,439		28,169		69,421		576,336		787,840
Variable interest type		480,544		2,293,600		1,341,074		2,317,785		19,567,862		26,000,865

	￦	503,019	￦	2,385,039	￦	1,369,243	￦	2,387,206	￦	20,144,198	￦	26,788,705

*	Includes long-term investment contracts liabilities classified as investment contracts amounting to ￦31,081 million and ￦9,934 million, as of December 31, 2021 and 2022, respectively.
38.6.5 Maturity structure of premium reserve and unearned premium reserve as of December 31, 2021 and 2022, as follows:

	December 31, 2021
	Up to 3 years		3-5 years		5-10 years		10-15 years		15-20 years		Over 20 years		Total
	(In millions of Korean won)
Premium reserve	￦	651,638	￦	285,623	￦	578,102	￦	386,515	￦	545,270	￦	5,403,252	￦	7,850,400
Unearned premium reserve		156		—		24		—		—		5,763		5,943

	December 31, 2022
	Up to 3 years		3-5 years		5-10 years		10-15 years		15-20 years		Over 20 years		Total
	(In millions of Korean won)
Premium reserve	￦	411,197	￦	243,863	￦	749,678	￦	336,597	￦	492,547	￦	5,200,432	￦	7,434,314
Unearned premium reserve		168		1		21		—		2		4,048		4,240

Summary of Credit Risk of Insurance Contracts
Concentration and credit ratings for top three reinsurance companies as of December 31, 2022, are as follows:

Reinsurance company	Ratio	Credit rating
KOREAN RE	29.82%	AA
MUNICH RE	8.53%	AAA
HISCOX	5.44%	AA+
Exposures to credit risk related to reinsurance as of December 31, 2021 and 2022 as follows:

	December 31, 2021		December 31, 2022
	(In millions of Korean won)
Reinsurance assets 1	￦	1,342,615	￦	1,332,088
Receivables from reinsurers 2		377,619		396,292

	￦	1,720,234	￦	1,728,380

1	Net carrying amount after impairment losses
2	Net carrying amount after allowances for credit losses

Summary of Exposure to Interest Rate Risk of Insurance Contract	Exposure to interest rate risk

	December 31, 2021		December 31, 2022
	(In millions of Korean won)
Interest-bearing liabilities
Fixed interest rate type	￦	489,399	￦	520,250
Variable interest rate type		24,246,760		24,802,062

	￦	24,736,159	￦	25,322,312

Interest-bearing assets
Due from financial institutions measured at amortized cost and cash equivalents	￦	81,806	￦	113,043
Financial assets at fair value through profit or loss		3,863,978		5,076,615
Financial assets at fair value through other comprehensive income		4,488,443		5,000,002
Securities measured at amortized cost		8,514,272		8,373,125
Loans measured at amortized cost		6,433,839		6,506,787

	￦	23,382,338	￦	25,069,572

Summary of Maximum Exposures to Insurance Price Risk
Maximum exposures to insurance price risk as of December 31, 2021 and 2022, are as follows:

	December 31, 2021				December 31, 2022
	Before reinsurance mitigation		After reinsurance mitigation		Before reinsurance mitigation		After reinsurance mitigation
	(In millions of Korean won)
Death	￦	14,977	￦	11,976	￦	16,025	￦	4,462
Disability		586		296		526		412
Hospitalization		1,124		730		1,040		399
Operation and diagnosis		5,088		1,110		5,927		4,929
Actual medical expense		1,194		262		1,310		1,200
Others		972		316		943		765

	￦	23,941	￦	14,690	￦	25,771	￦	12,167

Maximum exposures to insurance price risk as of December 31, 2021 and 2022, are as follows:

	December 31, 2021				December 31, 2022
	Before reinsurance mitigation		After reinsurance mitigation		Before reinsurance mitigation		After reinsurance mitigation
	(In millions of Korean won)
Death	￦	253,325	￦	250,045	￦	273,801	￦	270,623
Disability		10,331		10,230		10,220		10,199
Hospitalization		34,194		34,194		35,067		35,067
Operation and diagnosis		81,429		79,850		84,937		83,261

	￦	379,279	￦	374,319	￦	404,025	￦	399,150

Summary of Exposure of Market Risk Arising from Embedded Derivatives Included in Host Insurance Contracts
Exposures to market risk arising from embedded derivatives included in host insurance contracts as of December 31, 2021 and 2022, are as follows:

	December 31, 2021				December 31, 2022
	Policyholders’ reserve *		Guarantee reserve		Policyholders’ reserve *		Guarantee reserve
	(In millions of Korean won)
Variable annuity	￦	611,283	￦	3,014	￦	626,542	￦	3,532
Variable universal		78,689		2,768		66,057		2,627
Variable saving		556,196		393		519,893		365

	￦	1,246,168	￦	6,175	￦	1,212,492	￦	6,524

*	Excludes the amount of the lapsed insurance reserve.

Summary of ceded reinsurance Permiums by credit rating of reinsurer	Details of the ceded reinsurance premiums by credit rating of reinsurer for the years ended December 31, 2021 and 2022, are as follows:

	2021			2022
	Ceded reinsurance premium		Proportion (%)	Ceded reinsurance premium		Proportion (%)
	(In millions of Korean won)
AA- or higher	￦	5,223	100.00	￦	4,535	100.00
A+ ~ A-		—	—		—	—
BBB+ or lower		—	—		—	—
Others		—	—		—	—

	￦	5,223	100.00	￦	4,535	100.00

Summary of Maturity Structure of Premium Reserve
Maturity structure of premium reserve and unearned premium reserve as of December 31, 2021 and 2022, are as follows:

	December 31, 2021
	Up to 3 years		3-5 years		5-10 years		10-15 years		15-20 years		Over 20 years		Total
	(In millions of Korean won)
Premium reserve	￦	39,578	￦	40,894	￦	154,062	￦	237,021	￦	528,373	￦	13,122,197	￦	14,122,125
Unearned premium reserve		31		15		50		51		65		4,092		4,304

	December 31, 2022
	Up to 3 years		3-5 years		5-10 years		10-15 years		15-20 years		Over 20 years		Total
	(In millions of Korean won)
Premium reserve	￦	42,775	￦	40,755	￦	168,133	￦	265,998	￦	639,920	￦	13,909,732	￦	15,067,313
Unearned premium reserve		30		13		46		41		56		3,636		3,822

Summary of Financial Assets Subject to the Overlay Approach
38.8.1 Details of financial assets subject to the overlay approach as of December 31, 2021 and 2022, are as follows:

	December 31, 2021		December 31, 2022
	(In millions of Korean won)
Financial assets at fair value through profit or loss:
Due from financial institutions	￦	80,179	￦	69,469
Debt securities		8,023,999		8,806,018
Equity securities		239,426		60,611

	￦	8,343,604	￦	8,936,098

Summary of Changes of Net Gains (Losses) on Overlay Adjustment
38.8.2 Changes in net gains on overlay adjustment for the years ended December 31, 2021 and 2022, are as follows:

	2021		2022
	(In millions of Korean won)
Beginning	￦	339,202	￦	459,484
Recognition of other comprehensive income due to acquisition and valuation		185,906		(381,037)
Reclassification to profit or loss due to disposal		(65,624)		(59,092)

Ending	￦	459,484	￦	19,355